Notes to the interim condensed consolidated statement of financial position - Financial debt - French state-guaranteed loan ("PGE") and equity recovery loans ("PPR") (Details)
€ in Thousands, $ in Millions
		1 Months Ended			6 Months Ended		12 Months Ended
	Jan. 18, 2024 EUR (€)	May 31, 2023	Jun. 30, 2022 EUR (€) loan	May 31, 2020 EUR (€) agreement	Jun. 30, 2024 EUR (€)	Jun. 30, 2023 EUR (€)	Dec. 31, 2022	Jan. 18, 2024 USD ($)
Guarantee Details
Loan obtained					€ 24,911
Total amount of loan | $								$ 25
Repayments of borrowings					1,177	€ 1,448
Loan agreements with syndicate of French banks, under stimulus economic plan
Guarantee Details
Number of loan agreements | loan			2
Total amount of loan			€ 5,300
Loan agreements with syndicate of French banks, state guaranteed loan (Pret Garanti par l'Etat)
Guarantee Details
Number of loan agreements | loan			1
Percentage of loan guaranteed by French state							90.00%
Equity recovery loans
Guarantee Details
Financing period of loan		8 years
Repayment period for loan		4 years
Financing from a syndicate of French banks
Guarantee Details
Number of loans obtained guaranteed by the french state | agreement				3
Loan obtained				€ 10,000
Extension of term of debt				4 years
Number of loan agreements | loan			3
Repayments of borrowings					€ 1,200
Licensing and collaboration agreement with CTTQ [Member]
Guarantee Details
Amount invoiced to counterparty for milestone payment	€ 25,000